Cover	Dec. 28, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Dec. 28, 2022
Entity File Number	001-39983
Entity Registrant Name	Kernel Group Holdings, Inc.
Entity Central Index Key	0001832950
Entity Tax Identification Number	98-1567976
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2 Rousseau Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94112
City Area Code	(415)
Local Phone Number	404-6356
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	KRNLU
Security Exchange Name	NASDAQ
Class A Ordinary Shares included as part of the units
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	KRNL
Security Exchange Name	NASDAQ
Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	KRNLW
Security Exchange Name	NASDAQ